LIQUIDITY RISK MANAGEMENT	12 Months Ended
Dec. 31, 2018
Liquidity Risk Management
LIQUIDITY RISK MANAGEMENT

Hudson evaluates this risk as the ability to settle its financial liabilities on time and at a reasonable price. Beside its capability to generate cash through its operations, Hudson, jointly with Dufry, mitigates liquidity risk by keeping unused credit facilities with financial institutions.

36.1	REMAINING MATURITIES FOR NON-DERIVATIVE FINANCIAL ASSETS AND LIABILITIES

The following tables have been drawn up based on the undiscounted cash flows of financial assets and liabilities (based on the earliest date on which Hudson can receive or be required to pay).

The following tables include principal and interest expected cash flows.

AT DECEMBER 31, 2018 IN MILLIONS OF USD	1-6 MONTHS	6-12 MONTHS	1-2 YEARS	2-5 YEARS	TOTAL
Cash and cash equivalents	234.5	-	-	-	234.5
Trade receivables	0.7	0.6	-	-	1.3
Other accounts receivable	34.3	2.5	-	-	36.8
Other non-current assets	2.8	2.9	9.2	15.1	30.0
Total cash inflows	272.3	6.0	9.2	15.1	302.6
Trade payables	105.5	-	-	-	105.5
Financial debt, short-term	-	51.5	-	-	51.5
Other liabilities	106.9	-	-	-	106.9
Financial debt, long-term	14.1	14.1	28.2	577.5	633.9
Total cash outflows	226.5	65.6	28.2	577.5	897.8

AT DECEMBER 31, 2017 IN MILLIONS OF USD	1-6 MONTHS	6-12 MONTHS	1-2 YEARS	2-5 YEARS	TOTAL
Cash and cash equivalents	137.5	-	-	-	137.5
Trade receivables	4.6	-	-	-	4.6
Other accounts receivable	43.3	-	-	-	43.3
Other non-current assets	0.8	0.8	3.0	24.9	29.5
Total cash inflows	186.2	0.8	3.0	24.9	214.9
Trade payables	97.1	-	-	-	97.1
Financial debt, short-term	13.1	67.6	-	-	80.7
Other liabilities	94.0	-	-	-	94.0
Financial debt, long-term	14.9	17.9	29.8	609.6	672.2
Total cash outflows	219.1	85.5	29.8	609.6	944.0